Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

22. SHARE-BASED COMPENSATION

Share options

In November 2005, the Company’s shareholders approved to reserve an aggregate of 19,579,549 ordinary shares for the share incentive plan. Accordingly, the Group granted share options to certain employees and non-employees of the Group to purchase 11,116,500 and 8,445,500 ordinary shares in 2006 and 2007, respectively.

On March 1, 2008, the Company’s Board of Directors approved the “2008 Share Incentive Plan” (the “2008 Plan”). Under the 2008 Plan, the Company may issue share options to purchase up to 40,689,554 ordinary shares, including 19,579,549 ordinary shares previously reserved in 2005, to employees and non-employees of the Group.

On December 17, 2009, the Company’s Board of Directors approved “the 2009 Share Incentive Plan” (the “2009 Plan”). Under the 2009 Plan, the Company may issue nonvested shares and share options to purchase up to 52,324,472 ordinary shares to employees and non-employees of the Group.

On November 25, 2010, the Company’s Board of Directors approved “the 2010 Share Incentive Plan” (the “2010 Plan”). Under the 2010 Plan, the Company may issue share options, restricted shares, share units, and other types of equity incentives to employees and non-employees of the Group subject to the limit as below:

The maximum number of Ordinary Shares that may be delivered pursuant to awards granted to Eligible Persons under this Plan (the “Share Limit”) is equal to the sum of the following:

(1)	7,500,000 Ordinary Shares, plus

(2)	the number of any shares subject to share options granted under the Company’s 2008 Plan and the Company’s 2009 Plan, and outstanding on the date of shareholder approval of the 2010 Plan (the “Shareholder Approval Date”) which expire, or for any reason are cancelled or terminated, after the Shareholder Approval Date without being exercised.

In addition, the Share Limit shall automatically increase on January 1 of each year during the term of this Plan, commencing from January 1, 2011, by an amount equal to the lesser of (i) two and one-half percent (2.5%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 20,000,000 ordinary shares or (iii) such number of ordinary shares as may be established by the Board.

The “2010 Plan” shall terminate at the close of business on the day before the tenth anniversary of the effective date of the plan.

Termination of option

The option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, a vested option must be exercised, if at all, prior to the earlier of: (a) twelve months following the grantee’s termination of service because of death or disability; (b) thirty days or sixty days following the grantee’s last day of active employment or service for any reason other than death or disability; or (c) the tenth anniversary of the grant date; and if not exercised prior thereto shall terminate and no longer be exercisable.

Option exercise

The option shall be exercisable by the delivery of a written notice of exercise on any business day to the secretary of the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees

During the years ended December 31, 2010, 2011 and 2012, the Company granted a total of 17,702,215, 10,250,672, and 6,642,000 share options to employees and directors at an exercise price of $0.65 per share, $0.50 to $1.98 per share and $0.41 per share, respectively.

Options to non-employees

The Company granted 3,978,000, 501,125 and 1,000,000 options to certain non-employees and independent directors for their services in 2010, 2011 and 2012, at an exercise price of $0.65 to $1.24 per share, $0.30 to $0.65 per share and $0.41 per share, respectively.

The options will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3) 1/4 on the first anniversary from the date of grant, and the remaining 75% in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Award Date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for 8,910,750 stock options previously granted under the 2010 Plan on and after April 29, 2011 that was outstanding and held by individuals currently employed by the Group. The exercise price was set at the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ending on the date hereof. There was no change of the vesting provisions or the number of shares subject to any of the option awarded. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. The remeasurement resulted in a total incremental share-based compensation of $909, of which $330 was recognized in the year ended December 31, 2012 and the remaining is to be recognized ratably over the remaining vesting period of the award.

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option		Intrinsic value per option at the grant dates
December 15, 2006	11,116,500	$0.3		$—
April 1, 2007	8,445,500	0.3		—
April 1, 2008	11,382,303	0.3		—
December 20, 2008	9,131,962	0.3		—
September 1, 2009	590,000	0.5		—
December 23, 2009	26,160,702	0.5		—
August 1, 2010	16,347,380	0.65		—
September 15, 2010	4,932,835	0.65		0.48
November 19, 2010	400,000	1.24		—
April 29, 2011	492,500	0.43	(i)	—
June 27, 2011	9,218,172	0.43	(i)	—
June 27, 2011	1,125	0.3		1.06
October 7, 2011	500,000	0.65		—
November 11, 2011	400,000	0.43	(i)	—
November 22, 2011	90,000	0.43	(i)	—
December 31, 2011	50,000	0.5		0.38
December 13, 2012	7,642,000	0.41		—

Total	106,900,979

(i)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.

	2010		2011			2012
	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option
Outstanding at beginning of year	66,120,217	$0.4	84,974,660	$0.5		80,477,703	$0.5	(ii)
Granted	21,680,215	0.7	10,751,797	1.3		7,642,000	0.4
Exercised	(80,000)	0.4	(12,078,146)	0.3		(4,882,420)	0.3
Forfeited	(2,745,772)	0.4	(2,948,108)	0.5		(1,852,450)	0.7
Modified(i)	—	—	(222,500)	2.0		—	—

Outstanding at end of year	84,974,660	$0.5	80,477,703	$0.6	(ii)	81,384,833	$0.5

Vested and expect to vest			76,624,160			78,510,449

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
(ii)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012
December 15, 2006	6,529,500	4.00	$0.30	$823	6,529,500	4.00	$0.30	$823
April 1, 2007	6,246,270	4.33	0.30	787	6,246,270	4.33	0.30	787
April 1, 2008	7,194,000	5.33	0.30	906	7,194,000	5.33	0.30	906
December 20, 2008	3,381,250	6.00	0.30	426	3,381,250	6.00	0.30	426
September 1, 2009	537,500	6.75	0.50	—	430,000	6.75	0.50	—
December 23, 2009	21,307,727	7.00	0.50	—	16,391,357	7.00	0.50	—
August 1, 2010	13,802,998	7.75	0.65	—	8,467,514	7.75	0.65	—
September 15, 2010	4,932,835	7.75	0.65	—	2,959,701	7.75	0.65	—
November 19, 2010	400,000	7.88	1.24	—	200,000	7.88	1.24	—
April 29, 2011	200,000	8.33	0.43	—	83,333	8.33	0.43	—
June 27, 2011	8,240,753	8.49	0.43	—	3,090,282	8.49	0.43	—
October 7, 2011	500,000	8.77	0.65	—	500,000	8.77	0.65	—
November 11, 2011	400,000	8.84	0.43	—	108,333	8.84	0.43	—
November 22, 2011	70,000	8.89	0.43	—	20,093	8.89	0.43	—
December 13, 2012	7,642,000	9.95	0.41	145	—	9.95	0.41	—

	81,384,833			$3,087	55,601,634			$2,942

The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2010	2011	2012
Options	$0.36 – 0.76	$0.43 – 1.18	$0.19

80,000, 12,078,146 and 4,882,420 share options were exercised in 2010, 2011 and 2012 respectively. Total intrinsic value of options exercised in 2010, 2011 and 2012 was $116, $12,369 and $524 respectively, as the fair value of the options exercised exceeded its exercise price at the date of exercise.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2010	2011	2012
Risk-free interest rate of return	1.94%	1.09% – 1.43%	0.89%
Expected term	5.3 – 10 years	5 – 10 years	6.1 years
Volatility	57.0% – 61.2%	55.3% – 58.9%	57.4%
Dividend yield	—	—	—

(1) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3) Expected term

For the options granted to employees, it estimated the expected term based on a consideration of factors including contractual term and vesting period.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6) Fair value of underlying ordinary shares

Before the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The determination of fair value of the ordinary shares was also with the assistance of American Appraisal China Limited, an independent third party valuation specialist. After the IPO, the fair value of the ordinary shares is determined as the closing sales price of the shares.

For employee share options, the Group recorded share-based compensation of $3,077, $4,778 and $5,061 during the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. In 2012, the incremental share-based compensation resulting from the modification of repricing at $909 has been included in the aforementioned amount in 2012.

For non-employee share options the Group recorded share-based compensation of $999, $2,015 and $355 during the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2012, total unrecognized compensation expense relating to unvested share options was $7,798. The amount is expected to be recognized over a weighted average period of 1.30 years using the straight-line method.

Nonvested shares

The Group agreed to grant certain ordinary shares to certain employees of the Group in connection with the acquisition of Kebao in 2006, the acquisition of MDCL in 2009 and the employment of certain other employees. The Group has the right to repurchase these shares for free if the grantees terminate their continuous employment within a period of 24-36 months from the date of grant. The arrangements were considered a share-based compensation arrangement and the shares were treated as nonvested shares.

On April 29, 2011, the Company issued 665,999 nonvested shares to employees under the 2010 Plan.

These shares vest 25% on each anniversary of the grant date over four years.

The following table summarizes information regarding the nonvested shares granted:

Average nonvested ordinary shares granted
Outstanding at January 1, 2010	425,447
Modification to certain share-based compensation arrangement(i)	(143,822)
Vested	(281,625)

Outstanding at December 31, 2010 , 2011 and 2012	—

(i)	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

In April 2010, the Group entered into revised agreements with those employees to modify the previous terms of the award. Under the terms of the modification:

•

36,209 shares vested immediately and $8 unrecognized share-based compensation expense was immediately recognized as of the modification date, the 36,209 shares were issued by using treasury shares in 2011;

•

the Group replaced the remaining fixed number of unvested shares with an obligation to issue a variable number of ordinary shares at the end of the 24 month service period. The variable number of shares is to be determined by dividing $68 by the fair value of the ordinary shares upon the vesting date. This resulted in the award being reclassified from an equity award into a liability award under which the fair value of the award is remeasured at each reporting date. As a result, $40 previously recorded share-based compensation within equity was re-classified as a liability on the date of modification and remeasured at each period end by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm. As of December 31, 2010, the share-based compensation liability was carried at $62. In 2011, the shares related to acquisition of MDCL were determined to be 152,863 shares and were issued in August 2011.

The fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The Group recognized $50, $7 and nil shares based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively, by amortizing the award based on the fair value at the grant date by using straight-line method over the requisite service period.

As of December 31, 2012, total unrecognized compensation expense relating to unvested nonvested shares was nil.

Share Units

Under the 2010 Plan, the Company granted a total of 5,803,607 and 4,947,730 share units to employees and directors during the year ended December 31, 2011 and 2012 respectively, and 2,353,974 and 5,333,110 share units to non-employees during the year ended December 31, 2011 and 2012 respectively.

The share units will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 1/4 on each anniversary from the date of grant or (3)1/3 on each anniversary from the date of grant or (4) 1/2 on each anniversary from the date of grant or (5) 100% on the first anniversary from the date of grant or (6) 1/4 on each end of quarter from the date of grant.

The fair value of these share units is measured on the grant date based on the market price of the share on the grant date. The following table summarizes information regarding the share units granted:

	2011		2012
	Number of share units	Weighted average grant date fair value	Number of share units	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	8,149,498	$1.01
Granted	8,157,581	1.01	10,280,840	0.55
Vested	(100,000)	1.54	(6,803,641)	0.98
Forfeited	(130,583)	1.10	(531,641)	0.95
Modified	222,500	1.06	—	—

Outstanding at end of year	8,149,498	1.01	11,095,056	0.61

Expect to vest at end of year	7,444,097		10,635,646

The intrinsic value of share units vested was nil for the year ended December 31, 2011 and 2012.

The Group recorded share-based compensation of $2,159 and $3,365 for employee share units during the year ended December 31, 2011 and 2012 respectively, and $175 and $2,094 for non-employee share units during the year ended December 31, 2011 and 2012 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2012, total unrecognized compensation expense relating to unvested share units was $5,672. The amount is expected to be recognized over a weighted average period of 2.73 years using the straight-line method.

Restricted Shares

On April 29, 2011, the Company issued 665,999 restricted shares (nonvested shares) to employees under the 2010 Plan. These shares vest 25% on each anniversary of the grant date over four years. The fair value of these shares is measured on the grant date based on the market price of the stock on the grant date. The following table summarizes information regarding the restricted share granted:

	2011		2012
	Number of share	Weighted average grant date fair value	Number of share	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	665,999	$1.98
Granted	665,999	1.98	—	—
Forfeited	—	—	(206,893)	1.98
Vested	—	—	(163,870)	1.98

Outstanding at end of year	665,999	1.98	295,236	1.98

Expect to vest at end of year	586,079		259,808

The Group recorded share-based compensation of $245 during the years ended December 31, 2012 , based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

Other share-based compensation arrangements

In April 2010, the Company entered into a performance-based share incentive agreement with certain employees to compensate their performance-based services for the period from year 2007 to 2010.

Pursuant to such agreement, 1,739,130 ordinary shares, valued at $0.54 per share, were issued on April 18, 2010 to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

On June 30, 2010, 2,760,870 ordinary shares, valued at $0.64 per share, were further issued, to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

The total 4,500,000 shares issued were considered as share-based compensations and $2,706, the fair value of the ordinary shares as of the grant dates, were charged into the consolidated statement of operations immediately. In addition, the Group also agreed to issue up to 1,000,000 of the Company’s shares to these employees based on their performance in the year 2010. The Group recognized $640 compensation expenses for the year ended December 31, 2010 relating to this share-based compensation arrangement.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the price of $0.51 and $0.30 per share, respectively, to a former employee. The $861 excess of the fair value of the ordinary shares, which is determined as $1.125 at the selling date by the Company, over the purchase price were treated as share-based compensation expense and reflected in the statements of operations.

In November 2010, the Group agreed to issue 324,849 ordinary shares to a consultant who introduced business to iSoftStone Data and recognized $191 share-based compensation expense for the year ended December 31, 2010. The shares were issued in March 2011.

The amount of stock-based compensation attributable to cost of revenues, general and administrative expenses, selling and marketing expenses, and research and development expenses is included in those line items in the accompanying consolidated statements of operations. Stock-based compensation expense related to the stock options and stock units are as follows:

	For the year ended December 31,
	2010	2011	2012
Cost of revenues	$175	$307	$509
Operating expenses:
General and administrative expenses	8,091	7,611	8,972
Selling and marketing expenses	273	1,225	1,441
Research and development expenses	7	188	198

Total stock-based compensation expenses	$8,546	$9,331	$11,120